Equity Based Awards	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Equity Based Awards
Note 10. Equity Based Awards
On July 13, 2021, the Company’s stockholders approved the Markforged Holding Corporation 2021 Stock Option and Incentive Plan (“2021 Plan”) and the Markforged Holding Corporation 2021 Employee Stock Purchase Plan (“2021 ESPP”). As of December 31, 2021, 21,502,768 and 4,700,000 shares of common stock were available for issuance under the 2021 Plan and 2021 ESPP, respectively.
Under the 2021 Plan, the Company can grant stock options, stock appreciation rights, restricted stock awards, restricted stock units (“RSUs”), unrestricted stock awards, cash-based awards, and dividend equivalent rights. The 2021 Plan provides that an additional number of shares of common stock will automatically be added to the shares of common stock authorized for issuance under the 2021 Plan on January 1 of each year. The number of shares of common stock added each year will be equal to (i) 5% of the number of shares of common stock issued and outstanding as of December 31 of the immediately preceding year or (ii) such lesser amount as determined by the Company’s Board of Directors. The awards generally vest 25 percent after 12 months, followed by ratable vesting over 36 months. The options granted generally expire 10 years from the date of grant. The grant date fair value of options and RSUs is recognized as expense on a straight-line basis over the requisite service period, which is generally the vesting period.
The 2021 ESPP allows eligible employees to authorize payroll deductions between 1% and 15% of their base salary or wages, up to $25,000 annually, to be applied toward the purchase of shares of the Company’s common stock occurring at offering periods determined by the Company. At each offering period, the eligible employees will have the option to acquire common stock at a discount of up to 15% of the lesser of the Company’s common stock price on (i) the first trading day of the offering period or (ii) the last day of the offering period. The offering periods under the 2021 ESPP are not to exceed 27 months between periods. On January 1 of each subsequent year under the plan, the number of shares available for issuance under the plan will be increased by the lesser of (i)
4,700,000
shares of common stock, (ii) one percent of the number of shares of common stock issued and outstanding as of December 31 of the immediately preceding year, or (iii) number of shares of common stock determined by the Company. During the year ended December 31, 2021, the Company did not recognize stock compensation expense related to the 2021 ESPP as there were no grants under the 2021 ESPP.
Legacy Markforged’s 2013 Stock Plan (the “2013 Plan”) was terminated at the Closing and all outstanding awards became outstanding under the 2021 Plan. No further awards will be granted under the 2013 Plan. Option activity under the plan for the year ended December 31, 2021 is as follows:

	Number of Shares	Weighted- Average Exercise Price (Per Share)	Weighted- Average Remaining Contractual Life (in years)
Outstanding at December 31, 2020	18,663,466	$1.81	8.71
Granted	—	—
Exercised	(2,020,709)	0.98
Forfeited	(713,278)	1.93

Outstanding at December 31, 2021	15,929,479	$1.91	7.89

Options exercisable at December 31, 2021	7,208,521	$1.66	7.28
The aggregate intrinsic value of stock options outstanding at December 31, 2021 was $55.2 million. As of December 31, 2021, the Company had 15,441,424 shares vested and expected to vest.
Additional information regarding the exercise of stock options is as follows:

	Year Ended December 31,
(in thousands, except weighted average)	2021	2020
Weighted-average grant date fair value of options granted	$—	$1.28
Intrinsic value of options exercised	17,614	4,455
Cash received from options exercised	1,967	1,131
In the year ended December 31, 2021 the Company did not grant any options to purchase shares of Common Stock. In the year ended December 31, 2020, the Company granted options to purchase 9,890,563 shares of common stock with an aggregate fair value of $12.7 million, calculated via the Black-Scholes option pricing model (see Note 3) using the following assumptions:

Year Ended December 31, 2020
Expected option term (in years)	5.86
Expected volatility%	53.1%
Risk-free interest rate%	0.56%
Expected dividend yield%	—%
Fair value of common stock (per share)	$2.36
Restricted Stock Units
During the year ended December 31, 2021, the Company awarded RSUs to newly hired and continuing employees. The fair value per share of these awards was determined based on the fair market value of our stock on the date of the grant and is being recognized as stock-based compensation expense over the requisite service period. Awards containing market and/or performance conditions are recognized using the graded vesting method, which is an accelerated expense attribution method. We have not issued any awards with market and/or performance conditions since the Merger. The RSUs that vested during the year ended December 31, 2021 had a fair value of $1.1 million. The following table summarizes the RSU activity for the year ended December 31, 2021:

	Number of Shares	Weighted- Average Grant Date Fair Value (Per Share)
Outstanding at December 31, 2020	—	$—
Granted (1)	4,543,074	9.20
Vested	(106,800)	9.90
Forfeited	(98,718)	9.11

Unvested at December 31, 2021	4,337,556	$9.32

(1)	Includes 80,000 shares awarded to non-employee directors that have not vested as of December 31, 2021.
Stock-Based Compensation Expense
The Company recorded compensation expense related to options and RSUs of $11.9 million and $2.6 million for the years ended December 31, 2021 and 2020. Total unrecognized stock-based compensation expense for the RSUs outstanding was $33.7 million at December 31, 2021, which is expected to be recognized over a weighted-average period of 3.6 years. Total unrecognized stock-based compensation expense for the options outstanding was $8.8 million at December 31, 2021, which is expected to be recognized over a weighted-average period of 2.4 years.
Markforged Earnout Shares issuable to holders of Legacy Markforged equity interests as of the Merger closing date (“Eligible Markforged Equityholders”) with respect to a Legacy Markforged equity award are accounted for as equity classified stock compensation. Markforged Earnout Shares issuable with respect to a vested Legacy Markforged equity award do not have a requisite service period. To the extent that an Eligible Markforged Equityholder is entitled to receive Markforged Earnout RSUs with respect to an unvested Legacy Markforged equity award, the Earnout RSUs are subject to a service-based vesting condition with a vesting period equivalent to the remaining service period of the holder’s Legacy Markforged equity award as of Closing.
During the year ended December 31, 2021, the Company recognized stock-based compensation expense related to the Markforged Earnout of $7.0 million. The unrecognized compensation expense related to the Markforged Earnout is $7.3 million and recognized over a remaining period of no more than 3.5 years, dependent on when vesting conditions are met.
The stock-based compensation expense for stock-based awards and earnout shares was recognized in the following captions within the consolidated statements of operations and comprehensive income (loss):

	Year Ended December 31,
(in thousands)	2021	2020
Cost of revenue	$515	$589
Sales and marketing	2,395	578
Research and development	4,614	693
General and administrative	11,406	709

Total stock-based compensation expense	$18,930	$2,569